FINANCING RECEIVABLES, NET - Schedule of aging of Financing receivables (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	¥ 87,493,512	$ 12,323,204	¥ 134,491,986
1-30 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	725,481	102,182	738,081
31-60 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	4,855,149	683,833	6,976,959
61-90 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	12,799,478	1,802,769	19,338,704
91-120 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	22,550,528	3,176,175	34,273,898
121-150 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	23,294,975	3,281,029	35,648,683
151-180 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	¥ 23,267,901	$ 3,277,216	¥ 37,515,661